Document and Entity Information	Feb. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001403752
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation State Country Code	A1
Entity File Number	001-38068
Entity Tax Identification Number	98-1398788
Entity Address, Address Line One	Suite 540
Entity Address, Address Line Two	1385 West 8th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6H 3V9
City Area Code	(604)
Local Phone Number	678-1388
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value per share
Trading Symbol	ZYME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false